Significant Concentrations of Credit Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Significant Concentrations of Credit Risk
Significant Concentrations of Credit Risk

12. Significant Concentrations of Credit Risk

Most of the Company’s business activity is with customers located within the Dallas Metropolitan area. Such customers are normally also depositors of the Company.

The distribution of commitments to extend credit approximates the distribution of loans outstanding. Commercial and standby letters of credit were granted primarily to commercial borrowers.

The contractual amounts of credit related financial instruments such as commitments to extend credit, credit card arrangements, and letters of credit represent the amounts of potential accounting loss should the contract be fully drawn upon, the customer default, and the value of any existing collateral become worthless.

20. Significant Concentrations of Credit Risk

        Most of the Company's business activity is with customers located within the Dallas Metropolitan area. Such customers are normally also depositors of the Company.

        The distribution of commitments to extend credit approximates the distribution of loans outstanding. Commercial and standby letters of credit were granted primarily to commercial borrowers.

        The contractual amounts of credit related financial instruments such as commitments to extend credit, credit card arrangements, and letters of credit represent the amounts of potential accounting loss should the contract be fully drawn upon, the customer default, and the value of any existing collateral become worthless.